Taxes - Income tax - Effective income tax on continuing operations - Statutory tax rate in France (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%
Increase of deferred tax liabilities		€ 63
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%	28.41%	32.02%
Current tax expense	€ 417	€ 129	€ 444
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax expense	€ 536	420	343
COTE D'IVOIRE
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
Current tax expense	€ 86	91	77
MALI
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
Current tax expense	€ 64	67	62
SENEGAL
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
Current tax expense	€ 55	53	54
GUINEA
Disclosure of subsidiaries [line items]
Applicable tax rate	35.00%
Current tax expense	€ 94	€ 63	€ 47